Income Taxes - Summary of Earning Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Reconciliation Of Effective Tax Rate [Abstract]
Income (loss) before income taxes	$ 2,701	$ 1,443	$ (2,451)
Income tax expense (recovery) at statutory rate	729	390	(662)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	33	(74)	822
Losses expired		(305)	742
Permanent Difference			60
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	58	(54)	(473)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	(524)	(1,406)	689
Income tax (recovery) expense	$ 296	$ (1,449)	$ 1,178